American Century Investments®
Quarterly Portfolio Holdings
American Century® California Municipal Bond ETF (CATF)
November 30, 2024

California Municipal Bond ETF - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
MUNICIPAL SECURITIES — 98.8%
California — 96.7%
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/35 (AGM)	500,000	516,509
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/37	120,000	122,709
Bay Area Toll Authority Rev., 4.00%, 4/1/30	475,000	485,784
Bay Area Toll Authority Rev., 4.00%, 4/1/38	90,000	90,984
California Community Choice Financing Authority Rev., VRN, 5.00%, 5/1/54 (GA: Morgan Stanley)	500,000	542,895
California Community Choice Financing Authority Rev., VRN, 5.50%, 10/1/54 (GA: National Bank of Canada)	45,000	50,069
California Community Choice Financing Authority Rev., VRN, 5.25%, 11/1/54 (GA: Goldman Sachs Group, Inc.)	215,000	231,977
California Community Choice Financing Authority Rev., VRN, 5.00%, 2/1/55 (GA: Royal Bank of Canada)	250,000	274,038
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/39	325,000	327,186
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 4.00%, 6/1/49	200,000	189,920
California Enterprise Development Authority Rev., (Castilleja School Foundation), 5.00%, 6/1/42	350,000	397,675
California Enterprise Development Authority Rev., (Sage Hill School), 5.00%, 12/1/40	100,000	113,968
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 12/1/39	250,000	272,902
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center Obligated Group), 4.00%, 8/15/48	275,000	276,275
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 4.00%, 4/1/38	25,000	25,421
California Health Facilities Financing Authority Rev., (CommonSpirit Health Obligated Group), 5.00%, 12/1/42	350,000	392,488
California Health Facilities Financing Authority Rev., (Kaiser Foundation Hospitals), VRN, 5.00%, 6/1/41	140,000	154,848
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/34	250,000	296,441
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	145,000	153,792
California Housing Finance Agency Rev., (CR Epoca L Communities LP), Class PT, 3.70%, 11/1/37 (FNMA)	250,000	248,099
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/29	250,000	272,773
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 5.00%, 11/1/44	325,000	360,044
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/28	150,000	159,260
California Municipal Finance Authority Rev., (California Lutheran University CA), 5.00%, 10/1/37	200,000	208,253
California Municipal Finance Authority Rev., (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio), 4.00%, 8/15/44	250,000	246,266
California Municipal Finance Authority Rev., (Channing House), 5.00%, 5/15/25	115,000	115,935
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/43	250,000	259,237
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25	720,000	720,437
California Municipal Finance Authority Rev., (Eskaton Properties, Inc. Obligated Group), 5.00%, 11/15/44	250,000	268,020
California Municipal Finance Authority Rev., (Ignatian Corp.), 5.00%, 9/1/49	500,000	552,983
California Municipal Finance Authority Rev., (PRS-California Obligated Group), 5.00%, 4/1/44	250,000	271,192
California Municipal Finance Authority Rev., (Republic Services, Inc.), VRN, 3.80%, 7/1/41	250,000	249,916
California Municipal Finance Authority Rev., (United Airlines, Inc.), 4.00%, 7/15/29	250,000	249,351
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	100,000	104,886
California Municipal Finance Authority Special Tax, (California Municipal Finance Authority BOLD Program Series 2024A), 5.00%, 9/1/48	235,000	247,634
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/46(1)	250,000	244,133
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 4.00%, 7/1/34(1)	350,000	352,811
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(1)	300,000	301,058
California School Finance Authority Rev., (Granada Hills Charter High School Obligated Group), 5.00%, 7/1/42(1)	250,000	264,077
California State University Rev., 5.00%, 11/1/39	250,000	294,717
California State University Rev., 4.00%, 11/1/43	335,000	335,557
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/45	250,000	247,098

California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/39	175,000	174,808
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/42	200,000	195,653
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	200,000	200,005
California Statewide Communities Development Authority Rev., (USC Obligated Group), 5.00%, 1/1/35	125,000	132,652
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Dev Auth Cmnty Facs Dist 2022-7 Impt Area 2), 5.00%, 9/1/54	40,000	42,241
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 2.80%, 3/1/47(1)	250,000	191,522
CSCDA Community Improvement Authority Rev., (CSCDA Community Improvement Authority Orange Portfolio), 3.00%, 3/1/57(1)	100,000	71,650
Del Mar Union School District Special Tax, (Del Mar Union School District Community Facilities District No. 99-1), 4.00%, 9/1/34	295,000	297,377
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Rev., 4.25%, 12/1/49	500,000	508,808
Dublin Special Tax, (City of Dublin CA Community Facilities District No. 2015-1 Improvement Area No. 5), 5.375%, 9/1/51	390,000	414,952
East Bay Municipal Utility District Water System Rev., (East Bay Municipal Utility District Water System Revenue), 5.00%, 6/1/44	500,000	567,653
East County Advanced Water Purification Joint Powers Authority Rev., 3.125%, 9/1/26	690,000	687,868
El Dorado Irrigation District COP, 5.00%, 3/1/40	150,000	171,660
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/29	200,000	202,548
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46	260,000	261,034
Glendale Electric Rev., 5.00%, 2/1/45	200,000	223,264
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(1)	250,000	236,387
Independent Cities Finance Authority Rev., (City of Compton CA Sales Tax Rev.), 4.00%, 6/1/51 (AGM)(1)	150,000	150,410
Los Angeles Community College District GO, 5.00%, 8/1/26	250,000	260,557
Los Angeles County Community Facilities District No. 2021-01 Special Tax, (County of Los Angeles CA Community Facilities District No. 2021-01 Area No.2), 5.00%, 9/1/54	250,000	262,784
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 5.00%, 12/1/27	500,000	511,348
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 5.50%, 12/1/53	150,000	173,503
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.25%, 7/1/54	250,000	285,784
Los Angeles Housing Authority Rev., 3.75%, 4/1/34 (FNMA)	100,000	101,183
Los Angeles Unified School District GO, 5.00%, 7/1/25	100,000	101,348
Los Angeles Unified School District GO, 5.00%, 7/1/26	180,000	187,157
Los Angeles Unified School District GO, 5.00%, 7/1/33	300,000	357,458
Los Rios Community College District GO, 5.00%, 8/1/26	250,000	260,265
Lucia Mar Unified School District GO, 5.25%, 8/1/47	500,000	553,673
Monterey Peninsula Unified School District GO, 4.00%, 8/1/43	300,000	307,503
Morgan Hill Unified School District GO, Capital Appreciation, 0.00%, 8/1/26 (FGIC)(2)(3)	150,000	140,944
Mount San Antonio Community College District GO, 5.00%, 8/1/41	250,000	289,513
Mountain View School District School Facilities Improvement District No. 2 GO, Capital Appreciation, 0.00%, 7/1/29(3)	300,000	254,154
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	290,000	377,353
Northern California Sanitation Agencies Financing Authority Rev., (Sacramento Area Sewer District), 5.00%, 12/1/36	250,000	300,969
Oakland Unified School District/Alameda County GO, 4.00%, 8/1/36 (AGM)	200,000	202,983
Ontario Community Facilities District No. 64 Special Tax, 5.00%, 9/1/39(4)	100,000	108,417
Ontario International Airport Authority Rev., 5.00%, 5/15/46 (AGM)	250,000	272,610
Ontario Public Financing Authority Rev., (City of Ontario CA Water Rev.), 5.00%, 8/1/49	390,000	431,703
Palmdale Water District Public Financing Authority Rev., (Palmdale Water District), 5.00%, 10/1/35 (BAM)	130,000	150,496
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	130,000	130,159
Peninsula Corridor Joint Powers Board Rev., 5.00%, 10/1/36	200,000	220,449
Pomona Unified School District GO, 5.00%, 8/1/46	250,000	280,171
Port of Los Angeles Rev., 5.00%, 8/1/35	250,000	278,803
Riverside County Public Financing Authority Tax Allocation, (Riverside County Public Financing Authority Redevelopment Project Area No. 1), 5.00%, 10/1/26 (AGM)	250,000	259,814

Riverside County Transportation Commission Rev., 4.00%, 6/1/46	565,000	567,389
Roseville Special Tax, (City of Roseville CA Amoruso Ranch Community Facilities District 1 Impt Area 1), 5.00%, 9/1/44	250,000	266,032
Sacramento County Airport System Rev., 5.00%, 7/1/28	250,000	271,837
Sacramento County Airport System Rev., 5.00%, 7/1/34	15,000	16,098
Sacramento County Water Financing Authority Rev., (Sacramento County Water Agency), 4.00%, 11/1/25	185,000	186,629
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	20,000	21,877
Sacramento Municipal Utility District Rev., 5.00%, 11/15/54	25,000	27,847
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/28	200,000	203,632
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	25,000	25,407
San Diego County Regional Airport Authority Rev., 4.00%, 7/1/51	500,000	500,828
San Diego Unified School District GO, 5.00%, 7/1/35	250,000	300,256
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/36	265,000	311,624
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/49	500,000	500,705
San Jose Evergreen Community College District GO, 4.00%, 9/1/45	500,000	513,362
San Mateo Foster City Public Financing Authority Rev., (City of San Mateo CA Sewer Rev.), 5.00%, 8/1/25(2)	350,000	355,309
Santa Ana Gas Tax Rev., 5.00%, 1/1/34	40,000	43,462
Santa Clara Valley Water District Rev., 5.00%, 6/1/30	500,000	511,474
Santa Clara Valley Water District Safe Clean Water Rev., 5.00%, 8/1/47	160,000	177,784
Sonoma County Water Agency Rev., 4.00%, 7/1/47	145,000	147,051
Southern California Public Power Authority Rev., 5.00%, 7/1/25	310,000	314,126
Southern California Public Power Authority Rev., 5.00%, 7/1/26	80,000	80,148
Southern California Public Power Authority Rev., (City of Anaheim CA Electric System Rev.), VRN, 5.00%, 4/1/55 (GA: American General Life)	500,000	536,152
State of California GO, 5.00%, 9/1/31	500,000	571,187
State of California GO, 4.00%, 10/1/41	350,000	361,963
State of California GO, 5.50%, 8/1/54	250,000	289,576
Stockton Unified School District GO, 5.00%, 8/1/27 (AGM)	285,000	304,259
Sulphur Springs Union School District Special Tax, (Sulphur Springs Union School District Community Facilities District No. 2019-1), 5.00%, 9/1/28	180,000	189,204
University of California Rev., 5.00%, 5/15/29	500,000	556,317
West Contra Costa Unified School District GO, 5.00%, 8/1/34 (BAM)	250,000	297,487
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/31(3)	140,000	114,159
		31,844,392
Guam — 1.5%
Antonio B Won Pat International Airport Authority Rev., 5.25%, 10/1/35	100,000	108,651
Guam Power Authority Rev., 5.00%, 10/1/30	350,000	381,167
		489,818
Puerto Rico — 0.6%
Puerto Rico GO, 5.625%, 7/1/29	150,000	161,926
Puerto Rico VRN, 0.00%, 11/1/51	16,673	8,920
Puerto Rico Sales Tax Financing Corp. Sales Tax Rev., Capital Appreciation, 0.00%, 7/1/51(3)	125,000	31,047
		201,893
TOTAL MUNICIPAL SECURITIES (Cost $32,400,420)		32,536,103
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
BlackRock Liquidity Funds MuniCash (Cost $133,533)	133,522	133,535
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $32,533,953)		32,669,638
OTHER ASSETS AND LIABILITIES — 0.8%		270,893
TOTAL NET ASSETS — 100.0%		$32,940,531

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	2	March 2025	$412,219	$1,157
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	1	March 2025	$114,797	$(2,229)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AGM	–	Assured Guaranty Municipal Corp.
BAM	–	Build America Mutual Assurance Corp.
COP	–	Certificates of Participation
FGIC	–	Financial Guaranty Insurance Co.
FNMA	–	Federal National Mortgage Association
GA	–	Guaranty Agreement
GO	–	General Obligation
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,812,048, which represented 5.5% of total net assets.
(2)Escrowed to maturity in U.S. government securities or state and local government securities.
(3)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$32,536,103	—
Short-Term Investments	$133,535	—	—
	$133,535	$32,536,103	—
Other Financial Instruments
Futures Contracts	$1,157	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$2,229	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.